OPERATING SGEMENTS	12 Months Ended
Jun. 30, 2022
Operating Segments [abstract]
Operating segments
23

OPERATING SEGMENTS
ACCOUNTING POLICIES
Operating segments

are reported

in a

manner consistent

with internal

reports that

the Group’s

chief operating

decision maker
(“ CODM
”) reviews

regularly in

allocating resources

and assessing

performance of

operating

segments. The

CODM has

been
identified as the

Group’s Executive Committee.

The Group has

one material revenue

stream, the sale

of gold. To identify operating
segments, management reviewed

various factors, including

operational structure and

mining infrastructure. It

was determined that
an

operating

segment

consists of

a single

or multiple

metallurgical plants

and reclamation

sites

that, together

with its

tailings
storage facility, is capable of operating independently.
When assessing profitability, the

CODM considers,
inter alia,
the revenue and cash operating costs of each segment. The net of
these amounts

is the

segment operating

profit or

loss. Therefore,

segment operating

profit has

been disclosed

as the

primary
measure of profit or loss. The CODM also considers the additions to property, plant and equipment.
Ergo

is a surface gold retreatment operation

which treats old slime dams

and sand dumps to the south

of Johannesburg’s central
business district

as well

as the East

and Central

Rand goldfields. The

operation comprises

three plants.

The Ergo

and Knights
plants continue to operate as metallurgical plants. The City Deep plant continues to operate as a pump/milling station feeding the
metallurgical plants.
FWGR

is a surface

gold retreatment operation

and treats old

slime dams in

the West

Rand goldfields. Phase

1, which entailed
the reconfiguration of the Driefontein 2 plant and relevant infrastructure to process tailings from the Driefontein 5 slimes dam and
deposit residues on the Driefontein 4 Tailings

Storage Facility, was commissioned on April 1, 2019.
Corporate office

and other

reconciling items

(collectively referred

to as
"Other reconciling

items"
) represent

the items

to
reconcile

to

consolidated

financial

statements.

This

does

not

represent

a

separate

segment

as

it

does

not

generate

mining
revenue.

Note condensed during the current year. Changes also affected on comparatives.
Other
2022 reconciling
Amounts in R million Ergo FWGR items

Total
Revenue (External) 3,704.9 1,413.6 - 5,118.5
Cash operating costs (3,009.8) (454.0) - (3,463.8)
Movement in gold in process and finished inventories - Gold Bullion 35.2 (4.8) - 30.4
Segment operating profit 730.3 954.8 - 1,685.1
Additions to property, plant and equipment (436.2) (162.2) - (598.4)
Reconciliation of segment operating profit to profit after tax
Segment operating profit 730.3 954.8 - 1,685.1
Depreciation

(134.5) (131.6) (1.5) (267.6)
Change in estimate of environmental rehabilitation recognised in profit or loss 2.3 - (0.1) 2.2
Ongoing rehabilitation expenditure (30.1) (1.5) - (31.6)
Care and maintenance - - (5.9) (5.9)
Other operating costs (4.9) (0.2) (0.1) (5.2)
Other income 70.1 21.2 - 91.3
Administration expenses and other costs (7.7) (13.8) (139.7) (161.2)
Finance income 22.4 19.0 184.4 225.8
Finance expense (58.8) (10.8) (5.2) (74.8)
Current tax (12.9) (237.3) (11.4) (261.6)
Deferred tax (45.3) (29.6) 2.2 (72.7)
Profit after tax 530.9 570.2 22.7 1,123.8
Reconciliation of cost of sales to cash operating costs

Cost of sales

(3,141.8) (592.1) (7.6) (3,741.5)
Depreciation

134.5 131.6 1.5 267.6
Change in estimate of environmental rehabilitation recognised in profit or loss (2.3) - 0.1 (2.2)
Movement in gold in process and finished inventories - Gold Bullion (35.2) 4.8 - (30.4)
Ongoing rehabilitation expenditure 30.1 1.5 - 31.6
Care and maintenance - - 5.9 5.9
Other operating costs 4.9 0.2 0.1 5.2
Cash operating costs (3,009.8) (454.0) - (3,463.8)
Other
2021 reconciling
Amounts in R million Ergo FWGR items

Total
Revenue (External) 3,943.0 1,326.0 - 5,269.0
Cash operating costs (2,666.5) (406.2) - (3,072.7)
Movement in gold in process and finished inventories - Gold Bullion (31.9) 6.3 - (25.6)
Segment operating profit 1,244.6 926.1 - 2,170.7
Additions to property, plant and equipment (250.9) (143.3) (1.5) (395.7)
Reconciliation of segment operating profit to profit after tax
Segment operating profit 1,244.6 926.1 - 2,170.7
Depreciation

(135.6) (115.6) (1.3) (252.5)
Change in estimate of environmental rehabilitation recognised in profit or loss 7.2 - 5.2 12.4
Ongoing rehabilitation expenditure (46.6) (1.7) - (48.3)
Care and maintenance - - (3.9) (3.9)
Other operating expenses 2.4 - - 2.4
Other income 0.1 - - 0.1
Administration expenses and other costs 15.0 1.8 (80.8) (64.0)
Finance income 21.0 17.2 178.0 216.2
Finance expense (45.8) (9.8) (13.9) (69.5)
Current tax (196.1) (227.6) - (423.7)
Deferred tax (66.6) (37.4) 4.0 (100.0)
Profit after tax 799.6 553.0 87.3 1,439.9
Reconciliation of cost of sales to cash operating costs
Cost of sales (2,871.0) (517.2) - (3,388.2)
Depreciation 135.6 115.6 1.3 252.5
Change in estimate of environmental rehabilitation recognised in profit or loss (7.2) - (5.2) (12.4)
Movement in gold in process and finished inventories - Gold Bullion 31.9 (6.3) - 25.6
Ongoing rehabilitation expenditure 46.6 1.7 - 48.3
Care and maintenance - - 3.9 3.9
Other operating income (2.4) - - (2.4)
Cash operating costs (2,666.5) (406.2) - (3,072.7)
Other
2020 reconciling
Amounts in R million Ergo FWGR items

Total
Revenue (External) 3,064.3 1,120.7 - 4,185.0
Cash operating costs (2,274.0) (352.0) - (2,626.0)
Movement in gold in process and finished inventories - Gold Bullion 1.8 1.3 - 3.1
Segment operating profit 792.1 770.0 - 1,562.1
Additions to property, plant and equipment (114.4) (68.0) (0.3) (182.7)
Reconciliation of segment operating profit to profit after tax
Segment operating profit 792.1 770.0 - 1,562.1
Depreciation

(150.4) (119.6) (0.8) (270.8)
Change in estimate of environmental rehabilitation recognised in profit or loss 19.1 2.1 0.7 21.9
Ongoing rehabilitation expenditure (22.3) (2.0) - (24.3)
Care and maintenance - - (11.1) (11.1)
Other operating expenses (27.6) (3.1) - (30.7)
Other income 0.7 - - 0.7
Administration expenses and other costs (131.6) (20.7) (157.6) (309.9)
Finance income 28.9 28.1 52.8 109.8
Finance expense (48.8) (14.3) (5.7) (68.8)
Current tax (145.8) (117.4) - (263.2)
Deferred tax 6.6 (86.5) (0.8) (80.7)
Profit after tax 320.9 436.6 (122.5) 635.0
Reconciliation of cost of sales to cash operating costs
Cost of sales (2,453.4) (473.3) (11.2) (2,937.9)
Depreciation 150.4 119.6 0.8 270.8
Change in estimate of environmental rehabilitation recognised in profit or loss (19.1) (2.1) (0.7) (21.9)
Movement in gold in process and finished inventories - Gold Bullion (1.8) (1.3) - (3.1)
Ongoing rehabilitation expenditure 22.3 2.0 - 24.3
Care and maintenance - - 11.1 11.1
Other operating costs 27.6 3.1 - 30.7
Cash operating costs (2,274.0) (352.0) - (2,626.0)